Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Schedule of derivative financial instruments

The following table presents the derivative financial instruments, the Company’s only financial liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis, and their level within the fair value hierarchy as of December 31, 2014:

	Amount	Level 1	Level 2	Level 3
Contingent consideration	$1,254,683	$-	$-	$1,254,683
Total	$1,254,683	$-	$-	$1,254,683

Schedule of the changes in fair value

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs:

Balance at December 31, 2013	$-
Fair value of derivative liabilities at issuance charged to debt discount	274,225
Fair value of derivative liabilities at issuance charged to additional paid in capital	2,274,454
Termination of derivative liability	(1,360,638)
Unrealized derivative gains included in other expense	(1,188,041)
Contingent consideration recognized	1,254,683
Balance at December 31, 2014	$1,254,683